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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
    OF REGISTERED MANAGEMENT INVESTMENT COMPANY

  Investment Company Act file number 811-05099

                      Pioneer Money Market Trust
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J. Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  December 31

Date of reporting period:  March 31, 2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.

 Pioneer Cash Reserves Fund

 Schedule of Investments 3/31/2011 (unaudited)

 Principal

 Floating

 Amount ($)

 Rate (b)

 Value

 CORPORATE BONDS - 0.8%

 Banks - 0.8%

 Diversified Banks - 0.8%

 4,750,000

 Rabobank Nederland NV, 0.51%, 8/16/14

 $

 4,749,943

 Total Banks

 $

 4,749,943

 TOTAL CORPORATE BONDS

 $

 4,749,943

 (Cost  $4,749,943)

 U.S. GOVERNMENT AGENCY OBLIGATIONS - 20.3%

 2,870,000

 0.75

 Federal Farm Credit Bank, Floating Rate Note, 5/12/11

 $

 2,871,332

 4,730,000

 Federal Home Loan Bank, 0.2%, 5/6/11

 4,729,774

 8,500,000

 Federal Home Loan Bank, 0.24%, 5/6/11

 8,499,700

 1,900,000

 Federal Home Loan Bank, 0.33%, 2/28/12

 1,900,525

 3,500,000

 Federal Home Loan Bank, 0.26%, 1/24/12

 3,500,000

 7,530,000

 0.23

 Federal Home Loan Bank, Floating Rate Note, 1/24/12

 7,530,000

 4,640,000

 0.23

 Federal Home Loan Bank, Floating Rate Note, 5/27/11

 4,640,071

 16,338,000

 Federal Home Loan Mortgage Corp., 0.34969%, 4/1/11

 16,338,000

 3,895,000

 0.27

 Federal Home Loan Mortgage Corp., Floating Rate Note, 11/7/11

 3,895,952

 4,705,000

 U.S. Treasury Bills, 0.17%, 7/14/11

 4,702,885

 15,800,000

 U.S. Treasury Bills, 0.0%, 5/5/11

 15,799,310

 4,705,000

 U.S. Treasury Bills, 0.0%, 6/16/11

 4,702,472

 15,720,000

 U.S. Treasury Bills, 0.0%, 6/30/11

 15,716,205

 4,000,000

 U.S. Treasury Bills, 0.0%, 7/28/11

 3,994,564

 10,475,000

 U.S. Treasury Bills, 0.0%, 7/7/11

 10,470,146

 5,750,000

 U.S. Treasury Bills, 0.0%, 9/15/11

 5,746,386

 $

 115,037,322

 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS

 $

 115,037,322

 (Cost  $115,037,322)

 MUNICIPAL BONDS - 24.2%

 Municipal Government - 0.3%

 1,485,000

 0.27

 Washington State Putters, Floating Rate Note, 7/1/13

 $

 1,485,000

 Municipal Airport - 2.0%

 11,100,000

 0.22

 Metropolitan Washington Airport, Floating Rate Note, 10/1/39

 $

 11,100,000

 Municipal Development - 2.0%

 825,000

 0.19

 Jackson County Mississippi, Floating Rate Note, 6/1/23

 $

 825,000

 5,665,000

 0.21

 Mississippi Business Finance Corp., Floating Rate Note, 12/1/30

 5,665,000

 4,975,000

 Mississippi Business Finance Corp., 0.21%, 12/1/30

 4,975,000

 $

 11,465,000

 Municipal Education - 0.3%

 1,900,000

 0.29

 Illinois Financial Authority Revenue, Floating Rate Note, 9/1/41

 $

 1,900,000

 Municipal Higher Education - 9.2%

 1,400,000

 0.18

 Connecticut State Health & Education, Floating Rate Note, 7/1/33

 $

 1,400,000

 1,550,000

 Connecticut State Health, 0.18%, 7/1/36

 1,550,000

 7,095,000

 0.15

 Connecticut State Health, Floating Rate Note, 7/1/36

 7,095,000

 5,570,000

 0.24

 District of Columbia, Floating Rate Note, 4/1/41

 5,570,000

 5,010,000

 0.18

 Maryland State Health & Higher Education Facilities Authority Revenue,

    Floating Rate Note, 7/1/36

 5,010,000

 8,465,000

 0.15

 Massachusetts Health & Educational, Floating Rate Note, 7/1/39

 8,465,000

 2,330,000

 0.15

 Massachusetts State Health & Education, Floating Rate Note, 11/1/49

 2,330,000

 6,970,000

 Syracuse Industrial, 0.15%, 12/1/35

 6,970,000

 8,225,000

 0.18

 University of Texas, Floating Rate Note, 8/1/34

 8,225,000

 1,565,000

 0.22

 Virginia College Building Authority, Floating Rate Note, 2/1/26

 1,565,000

 3,805,000

 0.20

 Wisconsin State Health & Education Facilities, Floating Rate Note, 12/1/33

 3,805,000

 $

 51,985,000

 Municipal Medical - 6.5%

 2,950,000

 0.20

 Connecticut State Health & Educational Facility Authority, Floating Rate Note, 7/1/25

 $

 2,950,000

 5,155,000

 0.19

 Harris County Texas Health, Floating Rate Note, 12/1/41

 5,155,000

 900,000

 0.19

 Harris County Texas Health, Floating Rate Note, 12/1/41

 900,000

 6,660,000

 0.20

 Loudoun County Virginia Industrial Development Authority, Floating Rate Note, 2/15/38

 6,660,000

 7,800,000

 0.20

 Loudoun County Virginia Industrial Development Authority, Floating Rate Note, 2/15/38

 7,800,000

 695,000

 0.07

 Massachusetts Health, Floating Rate Note, 10/1/49

 695,000

 950,000

 0.22

 Minneapolis & St. Paul Housing & Redevelopment Authority, 0.2%, 11/15/35

 950,000

 1,450,000

 0.24

 Minneapolis & St. Paul Housing & Redevelopment Authority, 0.2%, 11/15/35

 1,450,000

 6,760,000

 0.24

 North Carolina Medical Care Commission, Floating Rate Note, 6/1/15

 6,760,000

 2,495,000

 0.23

 Oregon State Facilities Authority, Floating Rate Note, 5/1/47

 2,495,000

 1,280,000

 0.22

 University of Michigan, Floating Rate Note, 12/1/37

 1,280,000

 $

 37,095,000

 Municipal Pollution - 1.8%

 9,955,000

 0.16

 Lincoln County Wyoming Pollutant Control, Floating Rate Note, 11/1/14

 $

 9,955,000

 Municipal School District - 0.2%

 1,040,000

 0.23

 Chicago Board of Education, Floating Rate Note, 3/1/31

 $

 1,040,000

 Municipal Utilities - 1.1%

 6,065,000

 0.20

 Gainsville Florida Utilities, Floating Rate Note, 10/1/38

 $

 6,065,000

 Municipal Water - 0.9%

 5,400,000

 0.18

 Boston Massachusetts Water & Sewer Commission Revenue, Floating Rate Note, 11/1/24

 $

 5,400,000

 TOTAL MUNICIPAL BONDS

 $

 137,490,000

 (Cost  $137,490,000)

 TEMPORARY CASH INVESTMENTS - 53.8%

 Commercial Paper - 14.2%

 2,680,000

 Bank of Nova Scotia/Houston, 0.55219%, 3/12/12

 $

 2,684,215

 8,740,000

 0.31

 Bank of Nova Scotia/Houston, Floating Rate Note, 7/6/11

 8,738,484

 6,000,000

 Johns Hopkins University, 0.27%, 5/18/11

 6,000,000

 5,650,000

 Massachusetts Health & Educational Facilities Authority, 0.26%, 4/4/11

 5,650,000

 3,462,000

 Massachusetts Health & Educational Facilities Authority, 0.27%, 4/4/11

 3,462,000

 2,830,000

 Nordea Bank Finland Plc, 0.28%, 4/19/11

 2,830,071

 2,820,000

 Nordea Bank Finland Plc, 0.32%, 4/15/11

 2,820,032

 1,000,000

 Private Colleges & Universities Authority, 0.27%, 5/2/11

 1,000,000

 2,900,000

 Rabobank USA Financial Corp., 0.0%, 4/15/11

 2,899,679

 2,595,000

 Royal Bank of Canada, 0.70281%, 6/23/11

 2,597,582

 1,870,000

 0.33

 Royal Bank of Canada, Floating Rate Note, 10/3/11

 1,869,986

 4,800,000

 0.85

 Royal Bank of Canada, Floating Rate Note, 8/1/11

 4,802,310

 2,820,000

 State Street Corp., 0.0%, 4/4/11

 2,819,939

 3,000,000

 Svenska Handelsbanken, 0.275%, 6/22/11

 3,000,102

 2,825,000

 Svenska Handelsbanken/New York, 0.28%, 4/26/11

 2,825,059

 4,720,000

 Svenska Handelsbanken/New York, 0.3%, 4/13/11

 4,720,110

 3,735,000

 0.31

 Toronto Dominion Bank/New York, Floating Rate Note, 5/19/11

 3,735,033

 4,720,000

 Toronto-Dominion Bank/New York, 0.19%, 4/29/11

 4,720,000

 4,345,000

 Toyota Motor Credit Corp., 0.0%, 4/6/11

 4,344,843

 2,000,000

 University of Minnesota, 0.34%, 6/2/11

 2,000,000

 2,830,000

 University of Texas System, 0.21%, 4/5/11

 2,830,000

 1,400,000

 Vigo County Hospital Authority, 0.23%, 4/6/11

 1,400,000

 3,000,000

 Yale University, 0.0%, 5/2/11

 2,999,432

 $

 80,748,877

 Repurchase Agreements - 33.4%

 4,065,000

 Barclays Plc, 0.10%, dated 3/31/11, repurchase price of $4,065,000 plus accrued interest on 4/1/11 collateralized by $4,186,956

  U.S. Treasury Bond, 4.375%, 2/15/38

 $

 4,065,000

 41,470,000

 BNP Paribas SA, 0.15%, dated 3/31/11, repurchase price of

 $41,470,000 plus accrued interest on 4/1/11 collateralized by:

 $33,549,214 Federal National Mortgage Association (ARM),

 2.277%-5.651%, 10/1/35-2/1/41

 $8,750,186 Federal Home Loan Mortgage Corp.,

 3.224%-4.939%, 6/1/38-8/1/40

 41,470,000

 6,680,000

 BNP Paribas SA, 0.10%, dated 3/31/11, repurchase price of

 $6,680,000 plus accrued interest on 4/1/11 collateralized by

 $6,813,592 U.S. Treasury Notes, 2.625-3.75%, 11/15/18-11/15/20

 6,680,000

 19,570,000

 Deutsche Bank, 0.08%, dated 3/31/11, repurchase price of $19,570,000 plus accrued interest on 4/1/11 collateralized by $19,961,400

 U.S. Treasury Inflation Protected Security, 0.0%, 8/15/21

 19,570,000

 27,510,000

 Deutsche Bank AG, 0.20%, dated 3/31/11, repurchase price of $27,510,000 plus accrued interest on 4/1/11 collateralized by $28,060,201 Federal National

 Mortgage Association (ARM) 4.0%, 2/1/31

 27,510,000

 42,070,000

 RBC Capital Markets, Inc., 0.14%, dated 3/31/11, repurchase price of

 $42,070,000 plus accrued interest on 4/1/11 collateralized by

 $42,911,623 Federal Farm Credit Bank, 2.47%, 9/7/17

 42,070,000

 6,680,000

 Societe Generale SA, 0.10%, dated 3/31/11, repurchase price of

 $6,680,000 plus accrued interest on 4/1/11 collateralized by

 $6,813,604 U.S. Treasury Note, 0.375%, 10/31/12

 6,680,000

 41,470,000

 Societe Generale SA, 0.15%, dated 3/31/11, repurchase price of $41,470,000 plus accrued interest on 4/1/11 collateralized by the following:

 $16,696,500 Federal National Mortgage Association (ARM),

 2.057-5.275%, 9/1/34-11/1/38

 $12,433,406 Federal National Mortgage Association,

 4.0%, 10/1/19-10/1/40

 $13,169,495 Freddie Mac Giant, 4.0-5.0%, 1/1/19-12/1/37

 41,470,000

 $

 189,515,000

 Shares

 Tax Exempt Money Market Mutual Fund - 6.2%

 35,250,000

 BlackRock Liquidity Funds TempCash Portfolio

 $

 35,250,000

 TOTAL TEMPORARY CASH INVESTMENTS

 $

 305,513,877

 (Cost  $305,513,877)

 TOTAL INVESTMENT IN SECURITIES - 99.1%

 $

 562,791,142

 (Cost  $562,791,142)

 OTHER ASSETS AND LIABILITIES - 0.9%

 $

 5,051,864

 TOTAL NET ASSETS - 100.0%

 $

 567,843,006

 (a)

 At March 31, 2011, cost for federal income tax purposes was $562,791,142.

 (b)

 Debt obligation with a variable interest rate.

 Rate shown is rate at end of period.

 Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized in the three broad levels listed below.

 Highest priority is given to Level 1 inputs and lowest priority is given to Level 3.

 Level 1 – quoted prices in active markets for identical securities

 Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds,

     credit risk, etc.)

 Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

 The following is a summary of the inputs used as of March

 31, 2011, in valuing the Fund’s assets:

 Level 1

 Level 2

 Level 3

 Total

 Corporate Bonds

$
-

$
4,749,943

$
-

$
4,749,943

 U.S. Government Agency Obligations

-

115,037,322

-

115,037,322

 Municipal Bonds

-

137,490,000

-

137,490,000

 Temporary Cash Investments

-

270,263,877

-

270,263,877

 Money Market Mutual Funds

35,250,000

-

-

35,250,000

 Total

$
35,250,000

$
527,541,142

$
-

$
562,791,142

ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive and principal financial officers, or persons performing similar functions, regarding the effectiveness of the registrant's disclosure
controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR 270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act
(17 CFR 270.30a-2(a)).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Money Market Trust

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date May 27, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date May 27, 2011

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date May 27, 2011

* Print the name and title of each signing officer under his or her signature.